Fair Value Measurements (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 3,633,030,443	$ 3,407,742,884
Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	39,101,912
Target retirement
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	2,337,561,863	1,952,592,938
Fixed income
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	187,936,390	212,912,410
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,107,532,190	1,242,237,536
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	894,039,462	1,015,878,839
Total | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	39,101,912	38,773,473
Total | Whirlpool Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	174,390,816	187,585,224
Quoted Prices (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,107,532,190	1,242,237,536
Quoted Prices (Level 1) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	894,039,462	1,015,878,839
Quoted Prices (Level 1) | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value		38,773,473
Quoted Prices (Level 1) | Whirlpool Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	174,390,816	187,585,224
Net Asset Value | Total common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 2,525,498,253	$ 2,165,505,348